Summary of significant accounting policies (Details)	0 Months Ended				9 Months Ended	12 Months Ended										12 Months Ended		12 Months Ended		12 Months Ended												12 Months Ended
	Sep. 19, 2013 USD ($)	Jul. 12, 2013 USD ($)	Jun. 19, 2012 USD ($)	May 26, 2011 USD ($)	Sep. 19, 2013 USD ($)	Dec. 31, 2013 USD ($) units	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($) units acre	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2013 Shaanxi Zhongmao Economy Development Co., Ltd. [Member]	Dec. 31, 2013 Henan Lianhe Real Estate Co., Ltd. [Member]	Dec. 31, 2012 Henan Lianhe Real Estate Co., Ltd. [Member]	Dec. 31, 2013 Senior Secured Convertible Note [Member] USD ($)	Aug. 26, 2013 Senior Secured Convertible Note [Member] USD ($)	Dec. 31, 2013 May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member]	May 03, 2013 May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member] USD ($)	Dec. 31, 2013 June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member]	Dec. 07, 2013 June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member] USD ($)	Dec. 31, 2013 Withdrawal Restrictions [Member] USD ($)	Dec. 31, 2012 Withdrawal Restrictions [Member] USD ($)	Dec. 31, 2013 Designated For Project Development [Member] USD ($)	Dec. 31, 2012 Designated For Project Development [Member] USD ($)	Dec. 31, 2013 Restricted Cash Related to Short Term Loans [Member] USD ($)	Dec. 31, 2012 Restricted Cash Related to Short Term Loans [Member] USD ($)	Dec. 31, 2013 Restricted Cash Related to Long Term Loans [Member] USD ($)	Dec. 31, 2012 Restricted Cash Related to Long Term Loans [Member] USD ($)	Dec. 31, 2013 Restricted Cash Related to Other Debts [Member] USD ($)	Dec. 31, 2012 Restricted Cash Related to Other Debts [Member] USD ($)	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Accounting Policies [Line Items]
Year end RMB: US$ exchange rate							6.0969		6.2855		6.3009
Period average RMB: US$ exchange rate							6.1956		6.3124		6.4614
Cash and cash equivalents:
Cash and cash equivalents						$ 587,119,126		$ 496,204,796		$ 319,218,155		$ 213,325,871
Revenue recognition:
Down payment, percentage						10.00%	10.00%
Second payment, percentage						20.00%	20.00%
Third payment, percentage																																30.00%	40.00%
Final payment, percentage																																30.00%	40.00%
Reversal of sales						3,600,000
Number of units affected						16	16
Amounts received from customers in excess of revenues recognized						126,600,000		178,300,000
Revenue recognized under the full accrual method						6,600,000		8,200,000
Number of items sold						7	7	311	311
Area of items sold								185	185
Accounts receivable
Allowance for doubtful debts						0		0
Retirement benefits
Employer match of eligible compensation of employees, percent of average salary						43.00%	43.00%	43.00%	43.00%	43.00%	43.00%
Retirement benefits expense						3,471,862		2,598,959		1,783,144
Required repatriation						10.00%	10.00%
Minimum percentage of Statutory Surplus Reserve						50.00%	50.00%
Required percentage of Statutory Reserve prior to distributions						25.00%	25.00%
LAT Progressive Rate																																30.00%	60.00%
Advertising and promotion expenses						18,096,298		15,900,532		13,767,135
Lease expenses						3,694,591		1,974,787		2,148,169
Property warranty
Warranty term																																2 months	3 years
Percentage of contract cost withheld																																	5.00%
Contract cost withholding term																																2 years	5 years
Restricted cash and restricted deposit:
Restricted cash																						37,489,599	36,597,624	119,806,902	54,682,645	0	25,971,305	53,961,850	28,478,244	38,839,410	0
Restricted deposit						11,514,048		0																				11,514,048
Restricted deposit, noncurrent						0		11,168,562																					11,168,562
Debt Instrument [Line Items]
Debt issuance date																Sep. 19, 2013		May 03, 2013		Dec. 06, 2013
Debt instrument, aggregate principal amount																	75,761,009		200,000,000		200,000,000
Maturity date																Sep. 19, 2018		May 03, 2018		Jun. 06, 2019
Interest rate																5.00%		13.25%		13.00%
Number of shares issued	12,000,000
Initial conversion rate, per share																$ 3.00
Debt conversion increments																100,000
Proceeds from issuance of convertible note and sale of common shares						108,641,009
Remaining debt issuance cost						9,048,940		104,196
Long-term investments
Equity Method Investment, Ownership Percentage													51.00%
Cost method investment, ownership interest														1.85%	1.85%
Share Repurchase Program
Stock repurchase program authorized amount		60,000,000	20,000,000	10,000,000
Stock repurchase program, duration			24 months	12 months
Treasury shares, shares	14,264,896				14,264,896	2,264,896	2,264,896
Treasury stock, value	19,434,281				19,434,281	3,085,481		13,667,122
Shares repurchased, average cost per share					$ 1.36
Proceeds from issuance of common shares	$ 32,880,000